Cover	Feb. 24, 2025
Cover [Abstract]
Document Period End Date	Feb. 24, 2025
City Area Code	713
Local Phone Number	445-3200
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	BSM
Security Exchange Name	NYSE
Entity Central Index Key	0001621434
Amendment Flag	false
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Pre-commencement Issuer Tender Offer	false
Written Communications	false
Entity Address, Postal Zip Code	77002
Entity Address, State or Province	TX
Entity Address, City or Town	Houston
Entity Address, Address Line One	1001 Fannin Street, Suite 2020
Entity Tax Identification Number	47-1846692
Entity File Number	001-37362
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	Black Stone Minerals, L.P.
Document Type	8-K